Risk management activities - Remaining contractual maturities of financial liabilities (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	$ 7,460
Compensation payable	15,192
Operating accounts payable	19,046
Contingent consideration	20,575
Loan facility	16,994
Non-derivative financial liabilities, undiscounted cash flows	79,267
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	2,501
Compensation payable	15,192
Operating accounts payable	19,046
Contingent consideration	10,000
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	46,739
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	4,719
Compensation payable	0
Operating accounts payable	0
Contingent consideration	10,575
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	15,294
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	240
Compensation payable	0
Operating accounts payable	0
Contingent consideration	0
Loan facility	16,994
Non-derivative financial liabilities, undiscounted cash flows	17,234
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease obligation	0
Compensation payable	0
Operating accounts payable	0
Contingent consideration	0
Loan facility	0
Non-derivative financial liabilities, undiscounted cash flows	$ 0